Unaudited Interim Condensed Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
CURRENT ASSETS
Cash		$ 4,644	$ 5,972	$ 137
Accounts receivable, net		441,983	568,346	2,294,718
Prepayments		1,665,536	2,141,712
Short-term deposits		857,843	1,103,100	2,078,263
Total current assets		2,970,006	3,819,130	4,373,118
NON CURRENT ASSETS
Intangible assets		3,538,714	4,550,432	480,618
Property and equipment, net		34	44	663
Total non current assets		3,538,748	4,550,476	481,281
OTHER ASSETS
Deposit paid for acquisition of subsidiary – related party		1,443,480	1,856,171	1,856,171
Deferred initial public offering (“IPO”) costs				941,927
Long-term deposits – related party		388,833	500,000	920,000
Total other assets		1,832,313	2,356,171	3,718,098
Total assets		8,341,067	10,725,777	8,572,497
CURRENT LIABILITIES
Loan payable – Financial Institution				993,695
Amount due to shareholder				266,500
Amount due to director		116,577	149,907	53,767
Accounts payable		4,144	5,329	28,816
Other payables and accrued liabilities		307,198	395,025	632,523
Taxes payable		1,344,711	1,729,163	1,729,163
Liabilities, Current, Total		1,772,630	2,279,424	3,704,464
Total liabilities		1,772,630	2,279,424	3,704,464
COMMITMENTS AND CONTINGENCIES (Note 13)
Equity, Attributable to Parent [Abstract]
Ordinary share, value	[1]	11,311	14,545	13,533
Additional paid-in capital		4,312,407	5,545,324	986,547
Retained earnings		2,244,719	2,886,484	3,867,953
Total shareholders’ equity		6,568,437	8,446,353	4,868,033
Total liabilities and shareholders’ equity		$ 8,341,067	$ 10,725,777	$ 8,572,497

[1]	All share and per-share information presented in these unaudited interim condensed consolidated financial statements has been retrospectively adjusted to reflect the 1-for-20 reverse share split effected on February 2, 2026 and the subsequent 1-for-40 reverse share split effected on May 12, 2026.